[DECHERT LLP LETTERHEAD]

November 26, 2007


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Russell Investment Company
         File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of Russell Investment Company (the "Trust") that the form of Prospectuses and Statement of Additional Information included in Post-Effective Amendment No. 111 to the Trust's Registration Statement on Form N-1A ("PEA 111") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 111. I hereby further certify that PEA 111 was filed electronically with the Commission on November 21, 2007 pursuant to Rule 485(b) under the Securities Act.

         No fees are required in connection with this filing.  Please call me at
(617) 728-7155 or John V. O'Hanlon at (617) 728-7111 if you have any questions.



Very truly yours,


/s/ Joshua A. Weinberg
Joshua A. Weinberg


cc:      John V. O'Hanlon, Esq.
         Mary Beth Rhoden, Esq.